UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $495,539 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCRETIVE HEALTH INC           COM              00438V103    20265   730000 SH       SOLE                   730000        0        0
AETNA INC NEW                  COM              00817Y108    16282   435000 SH       SOLE                   435000        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     1748   110000 SH       SOLE                   110000        0        0
ARUBA NETWORKS INC             COM              043176106     5076   150000 SH  CALL SOLE                   150000        0        0
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    16826   910000 SH       SOLE                   910000        0        0
AT&T INC                       COM              00206R102    24480   800000 SH       SOLE                   800000        0        0
CELERA CORP                    COM              15100E106      811   100000 SH       SOLE                   100000        0        0
CEPHEID                        COM              15670R107     5044   180000 SH       SOLE                   180000        0        0
CITIGROUP INC                  COM              172967101    24310  5500000 SH       SOLE                  5500000        0        0
COGNEX CORP                    COM              192422103      534    18900 SH       SOLE                    18900        0        0
COMCAST CORP NEW               CL A             20030N101     5809   235000 SH       SOLE                   235000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401      910    58200 SH       SOLE                    58200        0        0
ELECTRONIC ARTS INC            COM              285512109    13964   715000 SH       SOLE                   715000        0        0
GANNETT INC                    COM              364730101     1320    86665 SH       SOLE                    86665        0        0
GANNETT INC                    COM              364730101     3046   200000 SH  CALL SOLE                   200000        0        0
GENERAL MLS INC                COM              370334104     7676   210000 SH       SOLE                   210000        0        0
GENERAL MLS INC                COM              370334104    22812   624100 SH  CALL SOLE                   624100        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209     2410    50000 PRN      SOLE                    50000        0        0
GOOGLE INC                     CL A             38259P508    34059    58100 SH       SOLE                    58100        0        0
HOME DEPOT INC                 COM              437076102     2038    55000 SH       SOLE                    55000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    32265   450000 SH  PUT  SOLE                   450000        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    39565   880000 SH  CALL SOLE                   880000        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104     1419   155723 SH       SOLE                   155723        0        0
LENNAR CORP                    CL A             526057104     5795   319789 SH       SOLE                   319789        0        0
LIMITED BRANDS INC             COM              532716107      986    30000 SH       SOLE                    30000        0        0
MCKESSON CORP                  COM              58155Q103     6324    80000 SH       SOLE                    80000        0        0
MENTOR GRAPHICS CORP           COM              587200106     3438   235000 SH       SOLE                   235000        0        0
METLIFE INC                    COM              59156R108     6271   140193 SH       SOLE                   140193        0        0
MORGAN STANLEY                 COM NEW          617446448    13387   490000 SH       SOLE                   490000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     4578  1021785 SH       SOLE                  1021785        0        0
NETFLIX INC                    COM              64110L106     9493    40000 SH  PUT  SOLE                    40000        0        0
NEW YORK TIMES CO              CL A             650111107     2748   290179 SH       SOLE                   290179        0        0
PAPA JOHNS INTL INC            COM              698813102    31258   987000 SH       SOLE                   987000        0        0
PROCTER & GAMBLE CO            COM              742718109    16632   270000 SH       SOLE                   270000        0        0
SANDISK CORP                   COM              80004C101    29143   632300 SH  CALL SOLE                   632300        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     9556   530000 SH       SOLE                   530000        0        0
THOMAS PPTYS GROUP INC         COM              884453101      836   249585 SH       SOLE                   249585        0        0
UNUM GROUP                     COM              91529Y106     4725   180000 SH       SOLE                   180000        0        0
UNUM GROUP                     COM              91529Y106     3938   150000 SH  CALL SOLE                   150000        0        0
WAL MART STORES INC            COM              931142103    23423   450000 SH  CALL SOLE                   450000        0        0
WAL MART STORES INC            COM              931142103    40339   775000 SH       SOLE                   775000        0        0